Inventories (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Inventory write-off